Derivative financial instruments - Movement in reserves related to hedge accounting (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in cash flow hedge reserve
Cash flow hedges marked to market	[1]	$ (430)	$ 78	$ (100)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	[1]	255	(37)	106
Cash flow hedges (including reclassifications), pre-tax		(175)	41	6
Movement in costs of hedging reserve
Costs of hedging marked to market	[1]	(105)	42	(4)
Costs of hedging reclassified to the income statement	[1]	21	22	57
Costs of hedging (including reclassifications), Pre-tax		(84)	64	53
Movement in cash flow hedge and costs of hedging reserves
Total reserve, period start		(704)	(822)
Cash flow hedges marked to market		(429)	85
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	[1]	255	(37)	106
Costs of hedging marked to market	[1]	(105)	42	(4)
Costs of hedging reclassified to the income statement	[1]	21	22	57
Cash flow hedges and cost of hedges (including reclassifications), pre-tax		(258)	112
Cash flow hedges transferred to the balance sheet	[2]	10	(6)	(23)
Total reserve, period start		(972)	(704)	(822)
Highly probable forecast capital expenditure | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		12	(1)
Cash flow hedges marked to market		1	7
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges (including reclassifications), pre-tax		1	7
Reserve of cash flow hedges, period end		3	12	(1)
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges transferred to the balance sheet		10	(6)
Highly probable forecast sales | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		41	0
Cash flow hedges marked to market		(430)	78
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		255	(37)
Cash flow hedges (including reclassifications), pre-tax		(175)	41
Reserve of cash flow hedges, period end		(134)	41	0
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		255	(37)
Cash flow hedges transferred to the balance sheet		0	0
Purchase of equity | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		(651)	(651)
Cash flow hedges marked to market		0	0
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges (including reclassifications), pre-tax		0	0
Reserve of cash flow hedges, period end		(651)	(651)	(651)
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0	0
Cash flow hedges transferred to the balance sheet		0	0
Interest rate and foreign currency risk on finance debt | Fair value hedges
Movement in costs of hedging reserve
Cost of hedging reserve, period start		(106)	(170)
Costs of hedging marked to market		(105)	42
Costs of hedging reclassified to the income statement		21	22
Costs of hedging (including reclassifications), Pre-tax		(84)	64
Cost of hedging reserve, period end		(190)	(106)	$ (170)
Movement in cash flow hedge and costs of hedging reserves
Costs of hedging marked to market		(105)	42
Costs of hedging reclassified to the income statement		$ 21	$ 22

[1]	See Note 31 for further information.
[2]	See Note 31 for further information.